Finance Income and Expenses - Schedule of Finance Income and Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCE INCOME
Income from financial investments		R$ 452	R$ 468	R$ 242
Interest on sale of energy		286	337	460
Foreign exchange variations - Itaipu		7	17
Foreign exchange variations - loans and debentures		277	338
Monetary variations		163	108	68
Monetary variations -CVA		76	185	64
Monetary updating of escrow deposits		82	82	29
PIS/Pasep and Cofins charged on finance income	[1]	(197)	(117)	(124)
Gains on financial instruments - Swap		319	52
Prepayments rents		4	5
Borrowing costs paid by related parties				2
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	[2]			20
Others		122	77	83
Finance income		1,272	1,500	844
FINANCE EXPENSES
Charges on loans and debentures (Note 22)		(1,013)	(928)	(1,147)
Cost of debt - amortization of transaction cost		(14)	(7)	(20)
Foreign exchange variations - loans				(353)
Premium on repurchase of debt securities (Eurobonds)			(47)	(491)
Foreign exchange variations - Itaipu				(27)
Monetary updating - loans and debentures		(148)	(167)	(331)
Charges and monetary updating on post-employment obligations		(20)	(40)	(70)
Losses with financial instruments - Swap		(177)	(438)	(538)
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS	[2]	(41)	(1,294)
Monetary updating - onerous concessions				(8)
Monetary updating - Lease liabilities		(35)	(27)	(25)
Financial expenses (R&D and PEE)		(38)	(38)
Others		(165)	(80)	(86)
Finance costs		1,651	3,066	3,096
NET FINANCE INCOME (EXPENSES)		R$ (379)	R$ (1,566)	R$ (2,252)

[1]	PIS/Pasep and Cofins expenses are levied on financial income and interest on own capital.
[2]	The interest of the tax credits related to PIS/Pasep and Cofins, arising from the exclusion of ICMS from its calculation basis, and the liability to be refunded to consumers is presented by net value. With the offsetting of the credits, the liability to be refunded to consumers exceeded the value of the credits to be received, generating a net financial expense.